Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Jan. 18, 2019
Registrant Name	CITY NATIONAL ROCHDALE FUNDS
Central Index Key	0001026977
Amendment Flag	false
Document Creation Date	Jan. 18, 2019
Document Effective Date	Jan. 18, 2019
Prospectus Date	Jan. 18, 2019